Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Nov. 26, 2012
Thornhill Strategic Equity Fund | Thornhill Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	1.17%	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Thornhill Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THORNHILL STRATEGIC EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading
INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Thornhill Strategic Equity Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees
(fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Acquired Fund Fees and Other Expenses, Based on Estimates [Text]	cik0001464413_AcquiredFundFeesAndOtherExpensesBasedOnEstimatesText	Since the Fund is newly organized, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal period. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Thornhill Securities, Inc. (the "Advisor") seeks to achieve the Fund's investment objective of long-term capital appreciation by analyzing a combination of fundamental factors, valuation metrics, and technical indicators to develop a risk and return profile for the general equity market and individual securities.  Analysis is performed on the general equity market in order to establish the Fund's market exposure.  If the market's risk and return profile is unattractive, then the Fund's portfolio will be hedged with option positions that reduce exposure.  Analysis is also performed on individual issuers in order to select the equity securities in which the Fund invests.

The Fund's portfolio will principally consist of (i) common stock of domestic issuers that the Advisor believes have favorable market valuations and the potential for capital appreciation, (ii) exchange-traded options, (iii) U.S. treasury bills, notes, and bonds of varying maturities guaranteed by the U.S. government, and (iv) money market funds or cash accounts.  As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, is invested in equity securities of domestic issuers.  This investment policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

The Advisor believes returns on equity investments are generally driven by two distinct categories of risk: general market risk and individual issuer risk.  The Advisor uses a systematic process to evaluate the fundamental, valuation, and technical characteristics of the general equity market and prospective investments.  Fundamental factors consist of data about the financial, economic, and other attributes of a security's issuer.  Analysis of these factors attempts to measure some quantifiable aspect of an issuer's performance.  Valuation metrics support this analysis and consist of measurements used to gauge the value of a security.  Technical indicators are derived from market data and are used to forecast changes in the price of a security.  Analysis of historical price patterns and indicators for buy and sell pressure in a market try to identify opportune times for buying and selling securities.

At the market level, the Advisor uses a top-down approach that evaluates fundamental, valuation, and technical factors believed to be indicative of market conditions.  By comparing current conditions to historical data, the Advisor manages exposure to market risk by hedging the portfolio with option positions when the return/risk profile is unattractive.    Hedging strategies principally consist of purchasing or selling exchange-traded options on broad-based indices like the S&P 500 or Russell 2000.  Options on an index that the Advisor believes is correlated to the Fund's portfolio are purchased and sold in a combination that is intended to protect the Fund from adverse market movements.  Alternatively, the Fund's portfolio may be unhedged when the return/risk profile is neutral or positive.  When market conditions are considered favorable, the Advisor may increase market exposure of the portfolio by purchasing and/or selling options on individual stocks or market indices.  The net notional value of option contracts held by the Fund will not exceed the Fund's net asset value.

For individual stock selection, the Advisor takes a "bottom-up" approach using a combination of security-specific fundamental factors, valuation metrics, and technical factors to identify attractive stocks for the portfolio.

The Fund seeks favorable measures across one or more of these categories in order to select individual securities for purchase.  The Fund is not limited by market capitalization or sector criteria.

The Advisor may sell a stock if the Advisor believes that its price is overvalued as determined by the Advisor, the fundamentals of the stock change, to pursue opportunities that the Advisor believes will be of greater benefit to the Fund, or to rebalance the holding to the Advisor's targeted percentage of total portfolio value for that stock.

Besides equity securities and exchange-traded options, the Fund's portfolio will consist of securities issued or guaranteed by the United States Government, its agencies, or instrumentalities and money market funds or cash accounts that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses.  In addition, the Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Common Stock Risk.  The Fund's investments in shares of common stock, both directly and indirectly through the Fund's investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.

Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable, their share prices to be more volatile, and their markets to be less liquid than companies with larger market capitalizations.  In addition, there may be less public information available about these companies.  The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Risks from Purchasing Options.  If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor's success in implementing the Fund's strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.  There is no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  Writing option contracts can result in losses that exceed the Fund's initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The potential losses from writing options are theoretically unlimited because the underlying security's price may appreciate indefinitely.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Fixed Income Risk.  To the extent that the Fund invests in U.S. treasury bills, notes, and bonds of varying maturities guaranteed by the U.S. government, it will be subject to risks associated with investing in fixed income securities.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor does not have previous experience managing a mutual fund and, accordingly, investors in the Fund bear the risk that this inexperience may limit the Advisor's effectiveness.

New Fund Risk.  The Fund was formed in 2012.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after a full calendar year of operations

[1]	Since the Fund is newly organized, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal period. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume any expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 1.35% of the average daily net assets of the Fund through January 31, 2014. The Expense Limitation Agreement may not be terminated prior to that date. The Fund's net expense ratio will be higher than 1.35% if it incurs expenses factored into the expense ratio that are excluded from the Expense Limitation Agreement.